iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Lockheed Martin Corp. ..................... 742,002 $ 364,975,944
a
Air Freight & Logistics  —  0 .1%
Expeditors International of Washington, Inc. ....... 474,801 57,878,242
a
Beverages  —  1 .8%
Brown-Forman Corp. , Class B , NVS ............ 265,615 7,232,696
Coca-Cola Co. (The) ...................... 6,866,725 473,117,353
Monster Beverage Corp.
(a)
................... 1,607,830 107,451,279
PepsiCo, Inc. ........................... 2,544,601 371,740,760
959,542,088
a
Biotechnology  —  0 .5%
United Therapeutics Corp.
(a)
.................. 93,886 41,819,641
Vertex Pharmaceuticals, Inc.
(a)
................ 536,908 228,491,938
270,311,579
a
Building Products  —  0 .8%
Lennox International, Inc. ................... 199,790 100,893,950
Trane Technologies PLC .................... 742,341 333,051,290
433,945,240
a
Capital Markets  —  2 .7%
Ameriprise Financial, Inc. ................... 372,473 168,644,600
BlackRock, Inc.
(b)
......................... 402,355 435,674,018
Cboe Global Markets, Inc. ................... 304,807 74,872,791
CME Group, Inc. , Class A ................... 1,034,419 274,627,900
FactSet Research Systems, Inc. ............... 111,514 29,751,935
Moody's Corp. ........................... 517,360 248,488,008
Raymond James Financial, Inc. ............... 522,528 82,909,518
T Rowe Price Group, Inc. ................... 686,537 70,390,639
Tradeweb Markets, Inc. , Class A ............... 312,960 32,982,854
1,418,342,263
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 376,572 91,352,601
Ecolab, Inc. ............................ 448,667 115,038,219
Linde PLC ............................. 954,943 399,452,657
PPG Industries, Inc. ....................... 426,981 41,737,393
RPM International, Inc. ..................... 233,379 25,503,657
Sherwin-Williams Co. (The) .................. 519,097 179,057,319
852,141,846
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,382,440 253,359,779
Rollins, Inc. ............................. 1,054,596 60,755,276
Veralto Corp. ............................ 734,752 72,505,327
386,620,382
a
Communications Equipment  —  1 .8%
Arista Networks, Inc.
(a)
..................... 4,397,060 693,372,392
Motorola Solutions, Inc. .................... 642,465 261,296,940
954,669,332
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc.
(c)
...................... 181,325 122,535,808
a
Consumer Staples Distribution & Retail  —  1 .7%
Costco Wholesale Corp. .................... 962,098 876,904,222
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 148,952 26,050,215
Packaging Corp. of America ................. 162,637 31,837,819
57,888,034
a
Security Shares Value
a
Distributors  —  0 .2%
Pool Corp. ............................. 336,517 $ 89,870,230
a
Energy Equipment & Services  —  1 .1%
Halliburton Co. .......................... 7,034,501 188,806,007
SLB Ltd. ............................... 11,431,340 412,214,120
601,020,127
a
Entertainment  —  2 .5%
Electronic Arts, Inc. ....................... 470,832 94,194,650
Netflix, Inc.
(a)
............................ 1,075,457 1,203,285,819
1,297,480,469
a
Financial Services  —  7 .8%
Jack Henry & Associates, Inc. ................ 232,474 34,624,678
Mastercard, Inc. , Class A .................... 3,442,301 1,900,115,729
PayPal Holdings, Inc.
(a)
..................... 2,547,086 176,436,647
Visa, Inc. , Class A ........................ 5,877,154 2,002,581,454
4,113,758,508
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 327,681 55,584,528
a
Gas Utilities  —  0 .5%
Atmos Energy Corp. ....................... 1,499,194 257,441,594
a
Ground Transportation  —  0 .2%
Old Dominion Freight Line, Inc.
(c)
.............. 661,541 92,893,587
a
Health Care Equipment & Supplies  —  0 .7%
Edwards Lifesciences Corp.
(a)
................ 1,177,626 97,095,264
IDEXX Laboratories, Inc.
(a)
................... 261,368 164,533,770
ResMed, Inc. ........................... 320,604 79,150,715
340,779,749
a
Health Care Providers & Services  —  1 .3%
Molina Healthcare, Inc.
(a) (c)
................... 112,112 17,159,863
UnitedHealth Group, Inc. .................... 2,001,614 683,671,278
700,831,141
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 299,299 87,155,869
a
Hotels, Restaurants & Leisure  —  0 .8%
Chipotle Mexican Grill, Inc.
(a)
................. 13,519,620 428,436,758
a
Household Durables  —  2 .2%
DR Horton, Inc. .......................... 2,407,947 358,976,739
Garmin Ltd. ............................. 1,465,909 313,616,571
NVR, Inc.
(a)
............................. 34,331 247,554,661
PulteGroup, Inc. ......................... 2,038,079 244,304,530
1,164,452,501
a
Household Products  —  1 .3%
Procter & Gamble Co. (The) ................. 4,638,529 697,495,606
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 2,106,975 350,811,337
a
Insurance  —  1 .6%
Aflac, Inc. .............................. 1,536,838 164,733,665
American Financial Group, Inc. ............... 185,094 24,373,178
Arch Capital Group Ltd. .................... 963,608 83,169,007
Erie Indemnity Co. , Class A , NVS .............. 92,195 26,979,945
Hartford Insurance Group, Inc. (The) ............ 791,339 98,268,477
Marsh & McLennan Companies, Inc. ............ 1,184,876 211,085,659
Travelers Companies, Inc. (The) ............... 601,973 161,701,987

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ........................ 817,528 $ 58,322,448
828,634,366
a
Interactive Media & Services  —  7 .9%
Alphabet, Inc. , Class A ..................... 4,856,672 1,365,647,599
Alphabet, Inc. , Class C , NVS ................. 4,077,890 1,149,230,960
Meta Platforms, Inc. , Class A ................. 2,524,891 1,637,013,080
4,151,891,639
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 2,445,075 611,513,257
Gartner, Inc.
(a) (c)
.......................... 395,041 98,104,482
709,617,739
a
Life Sciences Tools & Services  —  0 .3%
Agilent Technologies, Inc. ................... 542,638 79,420,498
Waters Corp.
(a) (c)
......................... 134,228 46,926,109
West Pharmaceutical Services, Inc. ............ 139,715 39,409,410
165,756,017
a
Machinery  —  2 .3%
Caterpillar, Inc. .......................... 1,428,740 824,754,452
Graco, Inc. ............................. 507,456 41,494,677
Illinois Tool Works, Inc. ..................... 1,502,000 366,367,840
1,232,616,969
a
Media  —  0 .1%
Omnicom Group, Inc. ...................... 359,085 26,938,557
a
Multi-Utilities  —  1 .3%
Consolidated Edison, Inc. ................... 2,603,562 253,612,975
Sempra ............................... 4,832,245 444,276,605
697,889,580
a
Oil, Gas & Consumable Fuels  —  1 .5%
Devon Energy Corp. ....................... 4,830,519 156,943,562
Diamondback Energy, Inc. ................... 1,504,330 215,405,013
Expand Energy Corp. ...................... 1,929,118 199,297,181
Texas Pacific Land Corp. .................... 249,471 235,345,952
806,991,708
a
Pharmaceuticals  —  7 .0%
Eli Lilly & Co. ........................... 2,281,991 1,969,038,754
Johnson & Johnson ....................... 5,265,254 994,448,523
Merck & Co., Inc. ......................... 6,418,182 551,835,289
Zoetis, Inc. , Class A ....................... 1,164,269 167,759,520
3,683,082,086
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 2,636,807 686,360,862
Paychex, Inc. ........................... 1,484,919 173,780,071
Paycom Software, Inc. ..................... 205,511 38,449,053
898,589,986
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a) (c)
................ 869,841 132,589,864
CoStar Group, Inc.
(a) (c)
...................... 1,495,077 102,876,248
235,466,112
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 457,070 79,493,614
Equity Residential ........................ 1,035,323 61,539,599
141,033,213
a
Retail REITs  —  0 .3%
Simon Property Group, Inc. .................. 932,227 163,848,217
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  15 .0%
Applied Materials, Inc. ..................... 3,196,391 $ 745,078,742
KLA Corp. .............................. 758,294 916,580,290
Lam Research Corp. ...................... 5,791,938 911,998,557
Monolithic Power Systems, Inc. ............... 219,534 220,631,670
NVIDIA Corp. ........................... 21,744,422 4,403,028,011
QUALCOMM, Inc. ........................ 3,900,165 705,539,848
7,902,857,118
a
Software  —  10 .7%
Adobe, Inc.
(a) (c)
........................... 2,315,253 787,903,748
AppLovin Corp. , Class A
(a)
................... 827,159 527,173,246
Autodesk, Inc.
(a)
.......................... 806,930 243,160,286
Cadence Design Systems, Inc.
(a)
.............. 901,697 305,395,757
Fortinet, Inc.
(a) (c)
.......................... 4,904,175 423,867,845
Microsoft Corp. .......................... 6,417,583 3,323,088,653
5,610,589,535
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 1,615,913 289,216,109
Public Storage ........................... 593,292 165,267,419
454,483,528
a
Specialty Retail  —  4 .2%
Best Buy Co., Inc. ........................ 1,985,565 163,094,309
TJX Companies, Inc. (The) .................. 9,146,507 1,281,791,491
Tractor Supply Co. ........................ 4,482,978 242,573,940
Ulta Beauty, Inc.
(a)
........................ 426,010 221,474,079
Williams-Sonoma, Inc. ..................... 1,505,695 292,616,766
2,201,550,585
a
Technology Hardware, Storage & Peripherals  —  7 .5%
Apple, Inc. ............................. 14,142,737 3,823,771,803
NetApp, Inc. ............................ 1,113,678 131,168,995
3,954,940,798
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Deckers Outdoor Corp.
(a) (c)
................... 1,765,506 143,888,739
Lululemon Athletica, Inc.
(a) (c)
.................. 1,301,275 221,919,438
NIKE, Inc. , Class B ....................... 10,494,861 677,863,072
1,043,671,249
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 4,452,259 183,210,458
WW Grainger, Inc. ........................ 209,460 205,061,340
388,271,798
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 1,409,410 181,010,526
Essential Utilities, Inc. ...................... 1,884,864 73,566,242
254,576,768
Total Long-Term Investments — 99.9%
(Cost: $ 40,890,401,883 ) .............................. 52,587,064,552

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(b) (d) (e)
..................... 39,025,790 $ 39,045,303
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(b) (d)
............................ 28,404,672 28,404,672
a
Total Short-Term Securities — 0.1%
(Cost: $ 67,439,469 ) ................................. 67,449,975
Total Investments — 100.0%
(Cost: $ 40,957,841,352 ) .............................. 52,654,514,527
Liabilities in Excess of Other Assets — 0 .0% ................ (19,670,012)
Net Assets — 100.0% ................................. $ 52,634,844,515
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 242,533,069 $ — $ (203,521,935)
(a)
$ 39,198 $ (5,029) $ 39,045,303 39,025,790 $ 76,676
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 70,056,275 — (41,651,603)
(a)
— — 28,404,672 28,404,672 821,937 —
BlackRock, Inc. .... 476,631,691 8,180,008 (40,419,950) 17,129,999 (25,847,730) 435,674,018 402,355 2,251,095 —
$ 17,169,197 $ (25,852,759)
$ 503,123,993
$ 3,149,708 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 123 12/19/25 $ 42,275 $ 1,387,139

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Quality Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 52,587,064,552  $ —  $ —  $ 52,587,064,552
Short-Term Securities
Money Market Funds ...................................... 67,449,975  —  —  67,449,975
$ 52,654,514,527  $ —  $ —  $ 52,654,514,527
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,387,139  $ —  $ —  $ 1,387,139
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust